Segmented Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of entity's operating segments [Abstract]
Disclosure of Information Relating to Reportable Segments
Significant information relating to the Company’s reportable operating segments is summarized in the table below:

For the year ended December 31, 2023
Segment/Country	Operation	Revenue	Production costs and royalties	Depreciation	Mine operating earnings (losses)	Capital expenditures(1)
Silver Segment:
Mexico	La Colorada	$122.5	$128.1	$22.1	$(27.7)	$63.9
Peru	Huaron	145.4	105.2	12.9	27.3	36.2
	Morococha (2)	—	—	—	—	2.1
Bolivia	San Vicente	91.5	69.8	9.5	12.2	3.8
Argentina	Manantial Espejo (2)	37.7	32.4	2.0	3.3	0.2
	Cerro Moro	214.1	160.7	23.1	30.3	25.4
Guatemala	Escobal	—	—	—	—	2.1
Total Silver Segment		611.2	496.2	69.6	45.4	133.7
Gold Segment:
Mexico	Dolores	267.5	132.6	114.3	20.6	8.7
Peru	Shahuindo	284.7	143.7	45.3	95.7	57.1
	La Arena	190.2	122.4	32.4	35.4	21.2
Canada	Timmins	260.6	201.4	39.8	19.4	46.9
Brazil	Jacobina	287.5	129.9	86.9	70.7	69.9
Chile	El Peñon	259.4	184.2	54.2	21.0	18.6
	Minera Florida	154.8	124.7	33.3	(3.2)	22.3
Total Gold Segment		1,704.7	1,038.9	406.2	259.6	244.7
Other segment:
Canada	Pas Corp	—	—	0.4	(0.4)	4.5
	Yamana Corp	0.2	—	5.8	(5.6)	1.5
Argentina	MARA (2)	—	—	0.1	(0.1)	35.9
	Other	—	—	2.1	(2.1)	2.7
Total		$2,316.1	$1,535.1	$484.2	$296.8	$423.0
(1)Includes payments for mineral properties, plant and equipment and payment of equipment leases.
(2)Manantial Espejo was placed on care and maintenance in January 2023. Morococha and MARA were sold in September 2023 (Note 9).

For the year ended December 31, 2022
Segment/Country	Operation	Revenue	Production costs and royalties	Depreciation	Mine operating earnings (losses)	Capital expenditures(1)
Silver Segment:
Mexico	La Colorada	$155.0	$98.7	$20.2	$36.1	$91.7
Peru	Huaron	145.7	100.5	11.8	33.4	15.5
	Morococha (2)	22.1	20.6	2.3	(0.8)	1.3
Bolivia	San Vicente	76.9	59.5	8.8	8.6	7.1
Argentina	Manantial Espejo (2)	105.1	112.7	23.1	(30.7)	4.3
Guatemala	Escobal	—	—	—	—	1.6
Total Silver Segment		504.8	392.0	66.2	46.6	121.5
Gold Segment:
Mexico	Dolores	303.9	301.9	129.8	(127.8)	35.8
Peru	Shahuindo	266.4	146.2	44.5	75.7	44.6
	La Arena	175.9	103.9	34.7	37.3	48.0
Canada	Timmins	243.7	186.3	38.6	18.8	37.7
Total Gold Segment		989.9	738.3	247.6	4.0	166.1
Other segment:
Canada	Pas Corp	—	—	0.4	(0.4)	0.3
Argentina	Navidad	—	—	—	—	0.1
	Other	—	—	1.8	(1.8)	1.5
Total		$1,494.7	$1,130.3	$316.0	$48.4	$289.5
(1)Includes payments for mineral properties, plant and equipment and payment of equipment leases.
(2)Morococha and Manantial Espejo were placed on care and maintenance in February 2022 and January 2023, respectively.

At December 31, 2023
Segment/Country	Operation	Assets	Liabilities	Net assets
Silver Segment:
Mexico	La Colorada	$428.0	$43.8	$384.2
Peru	Huaron	149.5	61.0	88.5
Bolivia	San Vicente	78.6	45.0	33.6
Argentina	Manantial Espejo(1)	2.2	18.5	(16.3)
Guatemala	Pas Guatemala	290.0	16.4	273.6
Argentina	Cerro Moro	208.2	104.0	104.2
Total Silver Segment		1,156.5	288.7	867.8
Gold Segment:
Mexico	Dolores	372.5	141.7	230.8
Peru	Shahuindo	604.0	178.2	425.8
	La Arena	383.7	156.6	227.1
Canada	Timmins	395.1	78.5	316.6
Brazil	Jacobina	2,508.2	437.5	2,070.7
Chile	El Peñon	776.0	205.6	570.4
	Minera Florida	219.6	103.7	115.9
Total Gold Segment		5,259.1	1,301.8	3,957.3
Other segment:
Canada	Pas Corp	134.1	24.3	109.8
	Yamana Corp	304.3	725.9	(421.6)
Argentina	Navidad	192.1	14.3	177.8
	Other	167.0	85.6	81.4
Total		$7,213.1	$2,440.6	$4,772.5
(1)Manantial Espejo was placed on care and maintenance in January 2023.

At December 31, 2022
Segment/Country	Operation	Assets	Liabilities	Net assets
Silver Segment:
Mexico	La Colorada	$375.4	$52.0	$323.4
Peru	Huaron	122.5	51.5	71.0
	Morococha(1)	102.2	31.2	71.0
Bolivia	San Vicente	82.5	47.4	35.1
Argentina	Manantial Espejo(1)	47.8	40.5	7.3
Guatemala	Escobal	291.1	19.4	271.7
Total Silver Segment		1,021.5	242.0	779.5
Gold Segment:
Mexico	Dolores	415.1	155.8	259.3
Peru	Shahuindo	602.4	199.6	402.8
	La Arena	368.3	155.1	213.2
Canada	Timmins	382.0	68.0	314.0
Total Gold Segment		1,767.8	578.5	1,189.3
Other segment:
Canada	Pas Corp	179.0	182.9	(3.9)
Argentina	Navidad	193.9	2.6	191.3
	Other	86.3	40.9	45.4
		$3,248.5	$1,046.9	$2,201.6
(1)Morococha and Manantial Espejo were placed on care and maintenance in February 2022 and January 2023, respectively.

Product Revenue	2023	2022
Refined silver and gold	$1,954.4	$1,106.8
Zinc concentrate	83.2	98.3
Lead concentrate	163.5	167.7
Copper concentrate	54.6	65.1
Silver concentrate	60.4	56.8
Total	$2,316.1	$1,494.7